SCHEDULE OF PRODUCT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue by product	$ 11,629,572	$ 8,233,301	$ 6,481,910
Cellular boosters and related accessories [member]
IfrsStatementLineItems [Line Items]
Revenue by product	1,197,000	2,223,000	2,558,000
Rugged devices and related accessories [member]
IfrsStatementLineItems [Line Items]
Revenue by product	$ 10,433,000	$ 6,010,000	$ 3,924,000